Equity - Non controlling interest (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
At the beginning of the year		$ 315,876
Other comprehensive loss
Currency translation		137,719	$ (31,986)	$ (24,929)
Remeasurement of defined benefit obligations		28	(188)	(208)
Other comprehensive income		138,722	(33,293)	(25,020)
Changes in non-controlling interest
Changes in non-controlling interests		(1,919)	58	(20,749)
Non-controlling interest at the end of the year		303,877	315,876
Non-controlling interests.
Disclosure of reserves within equity [line items]
At the beginning of the year		315,876	434,725	454,453
Shareholder contributions	[1]	11,475	0	27,506
Loss for the year		(63,221)	(108,840)	(14,919)
Other comprehensive loss
Currency translation		43,071	(7,934)	(11,514)
Remeasurement of defined benefit obligations		69	(138)	(125)
Reserve for income tax		(41)	32	13
Other comprehensive income		43,099	(8,040)	(11,626)
Changes in non-controlling interest
Changes in the participations -acquisitions		(991)	(1,968)	10
Dividends approved		(2,361)	(1)	(20,699)
Changes in non-controlling interests		(3,352)	(1,969)	(20,689)
Non-controlling interest at the end of the year		$ 303,877	$ 315,876	$ 434,725

[1]	(1) Corresponds mainly to contributions made by the non-controlling interest in Inframérica Concessionária do Aeroporto de Brasilia S.A.